Share Capital (Details) - Schedule of stock option activities - $ / shares	3 Months Ended	12 Months Ended
	Dec. 31, 2021	Sep. 30, 2021
Schedule of stock option activities [Abstract]
Number of Options outstanding beginning	1,000,000
Exercise Price outstanding beginning	$ 2.5
Number of Options Granted		1,000,000
Exercise Price Granted		$ 2.5
Number of Options Terminated / Exercised / Expired
Exercise Price Terminated / Exercised / Expired
Number of Options outstanding ending	1,000,000	1,000,000
Exercise Price outstanding ending	$ 2.5	$ 2.5
Number of Options Options exercisable	1,000,000
Exercise Price Options exercisable	$ 2.5